UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7056
                                                     ---------------------

                     Nuveen Select Maturities Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: March 31, 2003
                                           ------------------

                  Date of reporting period: September 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen
Investments
Municipal Closed-End
Exchange-Traded
Funds

                                            SEMIANNUAL REPORT September 30, 2003


                             NUVEEN SELECT
                                MATURITIES
                            MUNICIPAL FUND
                                       NIM

Photo of: Man holding up child.

Photo of: 2 women and 2 children looking at seashells.


DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)


Logo: NUVEEN Investments

FASTER INFORMATION
 RECEIVE YOUR
       NUVEEN FUND REPORT
           ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes (see instructions at right).


--------------------------------------------------------------------------------
SOME COMMON CONCERNS:

WILL MY E-MAIL ADDRESS BE DISTRIBUTED TO OTHER COMPANIES?

No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.INVESTORDELIVERY.COM

2 Refer to the address sheet that accompanied this report. Enter the personal 13-CHARACTER ENROLLMENT NUMBER imprinted near your name.

3 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen. Once there, enter your e-mail address (e.g. yourID@providerID.com), and a personal, 4-digit PIN number of your choice. (Pick a number that's easy to remember.)

4 Click Submit. Confirm the information you just entered is correct, then click Submit again.

5 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

6 Use this same process if you need to change your registration information or cancel internet viewing.


IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo: Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: WE THINK YOUR NUVEEN FUND CAN BE AN IMPORTANT BUILDING BLOCK IN A PORTFOLIO DESIGNED TO PERFORM WELL THROUGH A VARIETY OF MARKET CONDITIONS.

Dear
  SHAREHOLDER

I am very pleased to report that for the six-month period ended September 30, 2003, your Nuveen Fund continued to provide you with attractive monthly tax-free income.

Your Nuveen Fund is managed with a value investing strategy that puts an emphasis on finding securities that we think are undervalued or underrated. We believe that there are always some municipal bonds that the market is not properly valuing, and that by using a consistent, research-oriented management approach we have the opportunity to find them for your Fund.

We think this is true even with interest rates at the relatively low levels we've seen over much of the past year. In this low-rate environment, many have begun to wonder whether interest rates will soon start to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. We believe that by constructing a carefully balanced portfolio with the help of a trusted investment professional you may be able to reduce your overall investment risk and give yourself a better chance to meet your financial goals. We think that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

November 15, 2003

Nuveen Select Maturities Municipal Fund
(NIM)

Portfolio Manager's
               COMMENTS

Portfolio manager John Miller reviews economic and market conditions, key investment strategies, and the Fund's recent performance. With nine years of municipal market experience, John has managed NIM since 2001.



WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2003?

Over the 12-month period, the two greatest influences on the general economy and the municipal market continued to be historically low interest rates and the slow pace of economic improvement. In June 2003, the Federal Reserve cut the fed funds rate to 1%, the lowest level since 1958. Much of the recent concern about economic recovery centered on the weak labor market--as of September 2003, U.S. unemployment was 6.1%, up from 5.7% 12 months earlier. At the same time, inflation remained dormant, with the 12-month advance in the core rate dropping to 1.2% in September.

The slow rate of economic recovery, low interest rates, and lack of inflationary pressures helped many municipal bonds perform well over the majority of this reporting period. During the summer of 2003, however, stronger-than-expected economic data temporarily precipitated a spike in bond yields and a corresponding drop in bond prices that impacted overall results across all fixed-income markets, for the 12-month period ended September 30, 2003. One barometer of the recent volatility in the bond markets was the yield on the benchmark 10-year U.S. Treasury, which jumped almost 150 basis points from a 45-year low of 3.10% in mid-June to a 13-month high of 4.59% in mid-August.

During January-September 2003, municipal supply nationally remained robust, with $287 billion in new bonds--up 13% over the same period in 2002.

HOW DID NIM PERFORM OVER THIS 12-MONTH PERIOD?

Results for this Fund, as well as relevant benchmarks, are presented in the accompanying table.

                              TOTAL RETURN           LEHMAN       LIPPER
           MARKET YIELD             ON NAV    TOTAL RETURN1     AVERAGE2
------------------------------------------------------------------------
                                    1 YEAR           1 YEAR       1 YEAR
                    TAXABLE-         ENDED            ENDED        ENDED
        9/30/03  EQUIVALENT3       9/30/03          9/30/03      9/30/03
------------------------------------------------------------------------
NIM       5.10%        7.08%         2.40%            4.71%        3.35%
------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

For the 12 months ended September 30, 2003, the performance of NIM lagged that of both the Lehman Brothers 7-Year Municipal Bond Index and the Fund's Lipper peer group. The majority of the underperformance can be attributed to a few specific holdings within the Fund.

The price movement of specific sectors and holdings also had a negative impact on the Fund's




1 The total annual return on common share net asset value (NAV) for NIM is compared with the total annual return of the Lehman Brothers 7-Year Municipal Bond Index, an unleveraged, unmanaged index comprising a broad range of investment-grade municipal bonds with maturities ranging from six to eight years. Results for the Lehman index do not reflect any expenses.

2 The total return for NIM is compared with the average annualized return of the nine funds in the Lipper General and Insured Unleveraged Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at the maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current yield and a federal income tax rate of 28%.

performance during this period. For example, at the beginning of this period, NIM held $4.5 million par value in bonds issued for a maintenance facility at Tulsa Municipal Airport and backed by American Airlines. These bonds depreciated significantly over the past two years as American and most other airlines struggled with the economic downturn and the aftermath of September 11, 2001. Although we liquidated NIM's position as of March 2003, the depreciation of the American bonds cost the Fund approximately 80 basis points in total return performance over this period.

NIM also held approximately 5% of its portfolio in tobacco bonds. Over the past year, the prices of tobacco bonds weakened. In July 2003, the credit ratings on most tobacco bonds were downgraded to BBB, and the sector as a whole produced negative results for the 12 months ended September 30, 2003, costing NIM approximately 30 basis points in performance for this period. Recently, however, these bonds have shown some recovery. Following an in-depth analysis of the tobacco sector, we believe that ongoing litigation will not affect the long-term quality and value provided by the tobacco settlement bonds.

Other holdings that impacted NIM's performance over the past 12 months included $5 million par in bonds issued for CanFibre of Lackawanna in New York and $1.2 million par in bonds issued for Winslow Memorial Hospital in Arizona. Although we closed out NIMposition in the CanFibre bonds in February 2003, the decline in those bonds over the previous five months cost the Fund an additional 30 basis points in performance. The Fund maintained its investment in Winslow Memorial Hospital, which depreciated in value as the hospital experienced financial and management difficulties, costing NIM 18 basis points over this reporting period. With new management in place, Winslow is currently working to resolve problems and achieve a potential turnaround. NIM's 27% weighting in BBB and non-rated bonds also contributed to its lag in performance over this period, as higher quality bonds performed better in the market.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUND'S DIVIDENDS AND SHARE PRICES?

Due to the sale of distressed credits as previously discussed, as well as a number of bond calls over the 12 month period, NIM was faced with reinvesting a substantial amount of proceeds from higher-coupon bonds into a market where short-term interest rates remained at historically low levels. This led to a reduction of the Fund's earning power and necessitated a dividend cut in June 2003.

NIM's discount to its common share NAV narrowed modestly (see chart on individual Performance Overview page).

WHAT KEY STRATEGIES WERE USED TO MANAGE NIM DURING THE 12 MONTHS ENDED SEPTEMBER 30, 2003?

Over this 12-month reporting period, we continued to place strong emphasis on strategies that could diversify the Fund's portfolio and improve call protection. Our primary area of focus was on enhancing the Fund's credit quality through purchases of high-quality bonds that would help to extend NIM's duration and support the Fund's dividend-paying capabilities. We believed that, given the current geopolitical and economic climate, maintaining strong credit quality remains a vital requirement.

In general, the heavy issuance in the municipal market over the past year increased our opportunities to make trades that could benefit the Fund, as we concentrated on finding value in the intermediate part of the yield curve (bonds that mature 12 to 15 years).

WHAT IS YOUR OUTLOOK FOR BOND CALLS FOR NIM?

During this reporting period, we continued to work to mitigate the call risk of NIM. As of September 30, 2003, we had worked through the majority of 2003's calls, reducing the Fund's call exposure for this period to 3%. In 2004, NIM faces potential calls on an additional 11% of its portfolio. The number of actual calls will depend largely on market interest rates in coming months. Overall, we have been holding bonds until they are actually called from our portfolio and reinvesting proceeds in higher quality issues at the long end of the maturity spectrum available to NIM.

Nuveen Select Maturities Municipal Fund

Performance
   OVERVIEW As of September 30, 2003


NIM


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      39%
AA                                       11%
A                                        22%
BBB                                      22%
NR                                        5%
BB or lower                               1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $10.00
--------------------------------------------------
Common Share Net Asset Value                $10.29
--------------------------------------------------
Market Yield                                 5.10%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.08%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $127,575
--------------------------------------------------
Average Effective Maturity (Years)           11.47
--------------------------------------------------
Average Duration                              4.56
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/18/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         3.61%         2.40%
--------------------------------------------------
5-Year                         2.81%         2.45%
--------------------------------------------------
10-Year                        4.04%         4.18%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Utilities                                      20%
--------------------------------------------------
Healthcare                                     20%
--------------------------------------------------
Long-Term Care                                  8%
--------------------------------------------------
U.S. Guaranteed                                 8%
--------------------------------------------------
Consumer Staples                                7%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                                      0.044
Nov                                      0.044
Dec                                      0.044
Jan                                      0.044
Feb                                      0.044
Mar                                      0.044
Apr                                      0.044
May                                      0.044
Jun                                      0.0425
Jul                                      0.0425
Aug                                      0.0425
Sep                                      0.0425


Line Chart:
SHARE PRICE PERFORMANCE

10/1/02                                  10.35
                                         10.22
                                         9.9
                                         9.78
                                         10.08
                                         10.19
                                         10.04
                                         9.66
                                         9.8
                                         9.8
                                         9.63
                                         9.55
                                         9.61
                                         9.79
                                         9.6
                                         9.65
                                         9.65
                                         9.82
                                         9.91
                                         9.75
                                         9.74
                                         9.89
                                         9.9
                                         9.88
                                         9.77
                                         9.8
                                         9.94
                                         9.87
                                         9.8
                                         9.87
                                         10.08
                                         10.1
                                         10.29
                                         10.41
                                         10.35
                                         10.1
                                         10.05
                                         10.11
                                         10.19
                                         10.02
                                         9.86
                                         9.85
                                         9.91
                                         9.94
                                         9.87
                                         9.93
                                         10
                                         9.92
9/30/03                                  9.92

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at the maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The fund also paid shareholders a net ordinary income distribution in December
  2002 of $0.0004 per share.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois on July 28, 2003.

                                                                           NIM
--------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                          Common
                                                                          Shares
================================================================================
William E. Bennett
      For                                                              7,637,657
      Withhold                                                           174,855
--------------------------------------------------------------------------------
      Total                                                            7,812,512
================================================================================
Robert P. Bremner
      For                                                              7,648,815
      Withhold                                                           163,697
--------------------------------------------------------------------------------
      Total                                                            7,812,512
================================================================================
Lawrence H. Brown
      For                                                              7,654,145
      Withhold                                                           158,367
--------------------------------------------------------------------------------
      Total                                                            7,812,512
================================================================================
Jack B. Evans
      For                                                              7,651,545
      Withhold                                                           160,967
--------------------------------------------------------------------------------
      Total                                                            7,812,512
================================================================================
Anne E. Impellizzeri
      For                                                              7,650,245
      Withhold                                                           162,267
--------------------------------------------------------------------------------
      Total                                                            7,812,512
================================================================================
William L. Kissick
      For                                                              7,649,145
      Withhold                                                           163,367
--------------------------------------------------------------------------------
      Total                                                            7,812,512
================================================================================
Thomas E. Leafstrand
      For                                                              7,651,145
      Withhold                                                           161,367
--------------------------------------------------------------------------------
      Total                                                            7,812,512
================================================================================
Peter R. Sawers
      For                                                              7,652,145
      Withhold                                                           160,367
--------------------------------------------------------------------------------
      Total                                                            7,812,512
================================================================================
William J. Schneider
      For                                                              7,651,045
      Withhold                                                           161,467
--------------------------------------------------------------------------------
      Total                                                            7,812,512
================================================================================

                                                                           NIM
--------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                         Common
                                                                         Shares
================================================================================
Timothy R. Schwertfeger
      For                                                              7,649,679
      Withhold                                                           162,833
--------------------------------------------------------------------------------
      Total                                                            7,812,512
================================================================================
Judith M. Stockdale
      For                                                              7,649,545
      Withhold                                                           162,967
--------------------------------------------------------------------------------
      Total                                                            7,812,512
================================================================================
Sheila W. Wellington
      For                                                              7,647,279
      Withhold                                                           165,233
--------------------------------------------------------------------------------
      Total                                                            7,812,512
================================================================================

TO APPROVE A CHANGE TO A FUNDAMENTAL INVESTMENT RESTRICTION
WITH RESPECT TO LENDING
      For                                                              5,110,648
      Against                                                            433,345
      Abstain                                                            208,828
      Broker Non-Vote                                                  2,059,691
--------------------------------------------------------------------------------
      Total                                                            7,812,512
================================================================================

TO APPROVE A CHANGE TO A FUNDAMENTAL INVESTMENT RESTRICTION
WITH RESPECT TO BORROWING
      For                                                              5,098,520
      Against                                                            444,201
      Abstain                                                            210,100
      Broker Non-Vote                                                  2,059,691
--------------------------------------------------------------------------------
      Total                                                            7,812,512
================================================================================

                            Nuveen Select Maturities Municipal Fund (NIM)
                            Portfolio of
                                   INVESTMENTS September 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.9%

$       2,000   Alabama 21st Century Authority, Tobacco Settlement Revenue           12/11 at 101.00          A1        $ 1,938,640
                 Bonds, Series 2001, 5.750%, 12/01/17

          500   Marshall County Health Care Authority, Alabama, Revenue Bonds,        1/12 at 101.00          A-            541,415
                 Series 2002A, 6.250%, 1/01/22


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 4.7%

        2,470   Arizona Educational Loan Marketing Corporation, Educational           3/04 at 100.00         Aaa          2,478,324
                 Loan Revenue Bonds, 6.375%, 9/01/05 (Alternative
                 Minimum Tax)

        2,535   Industrial Development Authority of the City of Phoenix,              4/08 at 101.50         AAA          2,686,542
                 Arizona, Statewide Single Family Mortgage Revenue Bonds,
                 1998 Series C, 6.650%, 10/01/29 (Alternative Minimum Tax)

        1,185   Winslow Industrial Development Authority, Arizona, Hospital             No Opt. Call         N/R            845,995
                 Revenue Bonds, Winslow Memorial Hospital Project,
                 Series 1998, 5.750%, 6/01/08


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 3.0%

        1,000   City of Fort Smith, Arkansas, Water and Sewer Revenue                10/11 at 100.00         AAA          1,099,470
                 Bonds, Refunding and Construction, Series 2002A,
                 5.250%, 10/01/17 - FSA Insured

        1,000   Jonesboro, Arkansas, Industrial Development Revenue Bonds,              No Opt. Call          A+          1,048,650
                 Anheuser Busch Inc. Project, Series 2002, 4.600%, 11/15/12

        1,380   North Little Rock, Arkansas, Electric Revenue Refunding Bonds,          No Opt. Call         AAA          1,715,878
                 Series 1992A, 6.500%, 7/01/15 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 1.7%

        2,115   Vernon, California, Electric System Revenue Bonds,                    4/08 at 100.00          A2          2,167,304
                 Malburg Generating Station Project, Series 2003C,
                 5.250%, 4/01/17


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 7.4%

        1,500   Colorado Educational and Cultural Facilities Authority,               7/12 at 100.00         BBB          1,459,515
                 Charter School Revenue Bonds, DCS Montessori Project,
                 Douglas County School District RE-1, Series 2002A,
                 6.000%, 7/15/22

          975   Colorado Housing and Finance Authority, Single Family Program         4/10 at 105.00          AA          1,001,754
                 Senior Bonds, 2000 Series D-2, 6.900%, 4/01/29 (Alternative
                 Minimum Tax)

        1,000   Denver Health and Hospital Authority, Colorado, Healthcare           12/11 at 100.00         BBB          1,018,300
                 Revenue Bonds, Series 2001A, 6.000%, 12/01/23

          323   El Paso County, Colorado, Single Family Mortgage Revenue                No Opt. Call         Aaa            342,159
                 Tax-Exempt Refunding Bonds, Series 1992A Class A-2,
                 8.750%, 6/01/11

        5,875   Northwest Parkway Public Highway Authority, Colorado, Revenue          6/11 at 38.04         AAA          1,482,909
                 Bonds, Senior Series 2001B, 0.000%, 6/15/27 -
                 AMBAC Insured

        1,000   Summit County, Colorado, Sports Facilities Refunding Revenue            No Opt. Call         AAA          1,165,160
                 Bonds, Keystone Resorts Management, Inc. Project,
                 Series 1990, 7.750%, 9/01/06

        2,845   University of Colorado Hospital Authority, Hospital Revenue          11/11 at 100.00          A3          2,956,695
                 Bonds, Series 2001A, 5.600%, 11/15/21


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 1.6%

                Eastern Connecticut Resource Recovery Authority Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
          500    5.500%, 1/01/14 (Alternative Minimum Tax)                            1/04 at 101.00         BBB            501,815
        1,570    5.500%, 1/01/15 (Alternative Minimum Tax)                            1/05 at 100.00         BBB          1,570,047


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 4.5%

                District of Columbia General Obligation Refunding Bonds,
                Series 1993A:
          900    6.000%, 6/01/07 - MBIA Insured                                         No Opt. Call         AAA          1,009,890
        4,105    6.000%, 6/01/07 - MBIA Insured                                         No Opt. Call         AAA          4,685,365


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 0.7%

          865   Escambia County, Florida, Pollution Control Revenue Bonds,            8/04 at 102.00         BBB            901,944
                 Champion International Corporation Project, Series 1994,
                 6.900%, 8/01/22 (Alternative Minimum Tax)


                                       8

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.1%

$         140   Urban Residential Finance Authority of the City of Atlanta,             No Opt. Call      N/R***        $   145,428
                 Revenue Bonds, Landrum Arms Project, Series 1994,
                 6.750%, 7/01/04


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 14.5%

        2,035   Chicago Metropolitan Housing Development Corporation,                 1/04 at 100.00         AAA          2,036,465
                 Illinois, Housing Development Revenue Refunding Bonds,
                 FHA-Insured Mortgage Loan Section 8 Assisted Project,
                 Series 1993B, 5.700%, 1/01/13 - MBIA Insured

          970   City of Chicago Tax Increment Allocation Bonds, Irving/Cicero         1/09 at 100.00         N/R            961,833
                 Redevelopment Project, Series 1998, 7.000%, 1/01/14

          155   City of Danville, Vermilion County, Illinois, Single Family          11/03 at 102.00          A1            160,115
                 Mortgage Revenue Refunding Bonds, Series 1993,
                 7.300%, 11/01/10

        2,000   Illinois Development Finance Authority, Revenue Refunding             4/10 at 102.00        BBB-          2,066,840
                 Bonds, Olin Corporation Project, Series 1993D,
                 6.750%, 3/01/16

        4,985   Illinois Development Finance Authority, Revenue Bonds,                4/11 at 105.00         Aaa          5,832,001
                 Greek American Nursing Home Project, Series 2000A,
                 7.600%, 4/20/40

          685   Illinois Development Finance Authority, Child Care Facility           3/04 at 101.00         N/R            693,186
                 Revenue Bonds, Illinois Facilities Fund Project, Series 1992,
                 7.400%, 9/01/04

        2,000   Illinois Educational Facilities Authority, Revenue Bonds,               No Opt. Call          A1          2,010,620
                 The Art Institute of Chicago, Series 2000, 4.450%, 3/01/34
                 (Mandatory put 3/01/15)

        1,000   Illinois Health Facilities Authority, Revenue Refunding               2/04 at 102.00          A+          1,035,690
                 Bonds, Edward Hospital Project, Series 1993A,
                 6.000%, 2/15/19

        1,210   Illinois Health Facilities Authority, Revenue Refunding               8/09 at 101.00          A-          1,233,522
                 Bonds, Silver Cross Hospital and Medical Centers,
                 Series 1999, 5.500%, 8/15/19

        1,335   Illinois Housing Development Authority, Section 8 Elderly            11/03 at 101.00           A          1,364,490
                 Housing Revenue Bonds, Skyline Towers Apartments,
                 Series 1992B, 6.625%, 11/01/07

        1,000   Illinois Educational Facilities Authority, Student Housing            5/12 at 101.00        Baa2          1,064,110
                 Revenue Bonds, Educational Advancement Foundation
                 Fund, University Center Project, Series 2002, 6.625%, 5/01/17


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 0.9%

        1,000   The Indianapolis Local Public Improvement Bond Bank,                    No Opt. Call          AA          1,146,690
                 Series 1992 D, 6.600%, 2/01/07


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.1%

        1,800   Tobacco Settlement Authority, Iowa, Tobacco Settlement                6/11 at 101.00         BBB          1,402,020
                 Asset-Backed Revenue Bonds, Series 2001B, 5.300%, 6/01/25


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 2.9%

        3,500   Wichita, Kansas, Hospital Revenue Refunding and Improvement          11/11 at 101.00          A+          3,646,265
                 Bonds, Via Christi Health System,  2001 Series III,
                 5.500%, 11/15/21


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 2.5%

        2,000   Anne Arundel County, Maryland, Multifamily Housing                      No Opt. Call         BBB          2,008,480
                 Revenue Bonds, Woodside Apartments Project, Series 1994,
                 7.450%, 12/01/24 (Alternative Minimum Tax) (Mandatory
                 put 12/01/03)

        1,100   Maryland Energy Financing Administration Limited Obligation           9/05 at 102.00         N/R          1,117,842
                 Cogeneration Revenue Bonds, AES Warrior Run Project,
                 Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.8%

        1,000   Massachusetts Industrial Finance Agency, Resource Recovery              No Opt. Call         BBB          1,006,890
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1992A Remarketing, 4.850%, 12/01/05


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 3.0%

        1,000   Cornell Township Economic Development Corporation,                    5/12 at 100.00         BBB          1,020,060
                 Michigan, Environmental Improvement Revenue Refunding
                 Bonds, MeadWestvaco Corporation - Escanaba Project,
                 Series 2002, 5.875%, 5/01/18

        1,948   Michigan State Hospital Finance Authority, Revenue Bonds,               No Opt. Call        Baa2          1,962,628
                 Detroit Medical Center Collateralized Loan, Series 2001,
                 7.360%, 4/01/07

          470   Michigan State Hospital Finance Authority, Revenue Bonds,               No Opt. Call         Ba3            420,119
                 Detroit Medical Center, Series 1988A Refunding,
                 8.125%, 8/15/12


                                       9


                            Nuveen Select Maturities Municipal Fund (NIM) (continued)
                                   Portfolio of INVESTMENTS September 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN (continued)

$         600   Michigan State Hospital Finance Authority, Hospital Revenue           1/06 at 102.00         Ba3        $   463,914
                 Refunding Bonds, Sinai Hospital, Series 1995, 6.625%, 1/01/16


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.9%

        1,000   White Earth Band of Chippewa Indians, Minnesota, Revenue                No Opt. Call           A          1,148,900
                 Bonds, Series 2000A, 7.000%, 12/01/11 - ACA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 8.8%

        1,500   New York State Energy Research and Development Authority,               No Opt. Call          A1          1,518,330
                 Facilities Revenue Bonds, Consolidated Edison Company Inc.
                 Project, Series 2001A, 4.700%, 6/01/36 (Alternative
                 Minimum Tax) (Mandatory put 10/01/12)

        1,585   New York State Medical Care Facilities Finance Agency,                2/06 at 102.00         AA+          1,750,474
                 FHA-Insured Mortgage Hospital and Nursing Home Revenue
                 Bonds, 1995 Series C, 6.100%, 8/15/15

        2,130   City of Niagara Falls, Niagara County, New York, General                No Opt. Call         AAA          2,676,878
                 Obligation Water Treatment Plant Bonds, Series 1994,
                 8.500%, 11/01/07 (Alternative Minimum Tax) - MBIA Insured

        4,300   Port Authority of New York and New Jersey, Special Project              No Opt. Call         AAA          5,233,401
                 Bonds, JFK International Air Terminal LLC Project, Series 6,
                 7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.6%

        1,880   Union County, North Carolina, Certificates of Participation,          6/13 at 101.00         AAA          2,022,636
                 Series 2003, 5.000%, 6/01/18 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 4.1%

        2,000   Akron, Bath, and Copley Joint Township Hospital District,            11/03 at 101.00        Baa1          2,043,820
                 Ohio, Hospital Facilities Revenue Bonds, Summa Health
                 System Project, Series 1992A, 6.250%, 11/15/07

        3,000   County of Hamilton, Ohio, Hospital Facilities Revenue                   No Opt. Call        A***          3,173,670
                 Refunding Bonds, Bethesda Hospital, Inc., Series 1992A,
                 6.250%, 1/01/06


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.8%

        1,000   Oklahoma State Industries Authority, Health System Revenue            8/06 at 102.00         AAA          1,059,940
                 Refunding Bonds, Integris Baptist Medical Center,
                 Series 1995D, 5.000%, 8/15/14 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.7%

        1,500   Pennsylvania Economic Development Financing Authority,               12/04 at 102.00        BBB-          1,556,175
                 Resource Recovery Revenue Bonds, Colver Project,
                 Series 1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)

        1,475   Pennsylvania Higher Educational Facilities Authority,                   No Opt. Call         Aaa          1,835,534
                 College Revenue Bonds, Ninth Series 1976, 7.625%, 7/01/15


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 1.5%

        1,250   South Carolina Jobs-Economic Development Authority,                     No Opt. Call         BBB          1,448,450
                 Hospital Revenue Bonds, Palmetto Health Alliance,
                 Series 2000A, 7.000%, 12/15/10

          500   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB            444,315
                 Tobacco Settlement Asset-Backed Bonds, Series 2001B,
                 6.000%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.7%

        2,000   The Health, Educational, and Housing Facility Board of the            9/12 at 100.00          A-          2,176,180
                 County of Shelby, Tennessee, Hospital Revenue Bonds,
                 Methodist Healthcare, Series 2002, 6.000%, 9/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 5.0%

          475   Austin-Travis County MHMR Center, Texas, Revenue Bonds,               3/05 at 101.00         AAA            510,003
                 Mental Health and Mental Retardation Center Facilities
                 Acquisition Program, Series 1995-A, 6.500%, 3/01/15 - C
                 AP GTY/FSA Insured

          280   Galveston Property Finance Authority, Inc., Texas, Single             3/04 at 101.00          A3            283,587
                 Family Mortgage Revenue Bonds, Series 1991A,
                 8.500%, 9/01/11

          820   Texas Community MHMR Centers, Texas, Revenue Bonds,                   3/05 at 101.00         AAA            880,426
                 Mental Health and Mental Retardation Center Facilities
                 Acquisition Program, Series 1995C, 6.500%, 3/01/15 -
                 CAP GTY/FSA Insured

        2,500   Navigation District No. 1 of Matagorda County, Texas,                   No Opt. Call        BBB+          2,591,875
                 Pollution Control Revenue Bonds, Central Power & Light
                 Company, Refunding Series 2001A, 4.550%, 11/01/29
                 (Mandatory put 11/01/06)


                                       10

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$         900   Tom Green County Health Facilities Development Corporation,             No Opt. Call        Baa3        $   927,819
                 Texas, Hospital Revenue Bonds, Shannon Health System
                 Project, Series 2001, 5.600%, 5/15/06

          500   Travis County Health Facilities Development Corporation,             11/03 at 102.00         Aaa            512,385
                 Texas, Hospital Revenue Bonds, Daughters of Charity National
                 Health System - Daughters of Charity Health Services of
                 Austin, Series 1993B, 5.900%, 11/15/07

          645   Tri-County MHMR Services, Texas, Revenue Bonds, Mental                3/05 at 101.00         AAA            692,530
                 Health and Mental Retardation Center Facilities Acquisition
                 Program, Series 1995-E, 6.500%, 3/01/15 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.6%

        2,055   City of Bountiful, Davis County, Utah, Hospital Revenue                 No Opt. Call         N/R          2,057,754
                 Refunding Bonds, South Davis Community Hospital Project,
                 Series 1998, 6.000%, 12/15/10


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.6%

        2,000   Hampton Redevelopment and Housing Authority, Virginia,                1/04 at 101.00          A+          2,049,300
                 Multifamily Housing Revenue Refunding Bonds, Series 1994,
                 Chase Hampton II Apartments, 7.000%, 7/01/24
                 (Mandatory put 7/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.4%

                Washington Public Power Supply System, Nuclear Project No. 1
                Refunding Revenue Bonds, Series 1993A:
          160    7.000%, 7/01/07                                                        No Opt. Call         Aa1            188,429
        1,130    7.000%, 7/01/08                                                        No Opt. Call      Aa1***          1,377,154
        1,340    7.000%, 7/01/07                                                        No Opt. Call      Aa1***          1,591,974
        1,870    7.000%, 7/01/08                                                        No Opt. Call         Aa1          2,248,058

        7,000   Washington Public Power Supply System, Nuclear Project                  No Opt. Call         Aa1          6,632,290
                 No. 3 Refunding Revenue Bonds, Series 1990B,
                 0.000%, 7/01/06


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 2.4%

        2,000   The County Commission of Harrison County, West Virginia,              8/04 at 102.00         AAA          2,129,700
                 Solid Waste Disposal Revenue Bonds, West Penn Power
                 Company Project, Series 1994C, 6.750%, 8/01/24 (Alternative
                 Minimum Tax) - MBIA Insured

        1,000   South Charleston, West Virginina, Industrial Development                No Opt. Call          A-            990,000
                 Revenue Bonds, Union Carbide Chemicals and Plastic,
                 Series 1990A, 8.000%, 8/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.5%

                Badger Tobacco Asset Securitization Corporation, Wisconsin,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
        1,000    6.125%, 6/01/27                                                      6/12 at 100.00         BBB            897,820
        1,480    6.375%, 6/01/32                                                      6/12 at 100.00         BBB          1,279,295

        1,000   Wisconsin Health and Educational Facilities Authority,                7/11 at 100.00          A-          1,038,460
                 Revenue Bonds, Agnesian Healthcare Inc., Series 2001,
                 6.000%, 7/01/21
------------------------------------------------------------------------------------------------------------------------------------
$     120,851   Total Long-Term Investments (cost $117,594,967) - 95.9%                                                 122,384,541
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.8%

        1,000   Nebraska Educational Finance Authority, Revenue Bonds,                                    VMIG-1          1,000,000
                 Creighton University, Variable Rate Obligations, Series 2003,
                 1.200%, 3/01/33 - AMBAC Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $118,594,967) - 96.7%                                                           123,384,541
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.3%                                                                      4,190,221
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $127,574,762
                ====================================================================================================================


                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                      + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       11


                            Statement of
                                ASSETS AND LIABILITIES September 30, 2003 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $118,594,967)                                                                       $123,384,541
Cash                                                                                                                        344,084
Receivables:
   Interest                                                                                                               2,035,548
   Investments sold                                                                                                       1,921,256
Other assets                                                                                                                  6,345
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                                      127,691,774
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Accrued expenses:
   Management fees                                                                                                           51,732
   Other                                                                                                                     65,280
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                                     117,012
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                             $127,574,762
====================================================================================================================================
Shares outstanding                                                                                                       12,394,977
====================================================================================================================================
Net asset value per share outstanding (net assets divided by shares outstanding)                                       $      10.29
====================================================================================================================================


NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                                                                $    123,950
Paid-in surplus                                                                                                         138,316,496
Undistributed (Over-distribution of) net investment income                                                                 (402,374)
Accumulated net realized gain (loss) from investments                                                                   (15,252,884)
Net unrealized appreciation of investments                                                                                4,789,574
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                             $127,574,762
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       12


                            Statement of
                                OPERATIONS Six Months Ended September 30, 2003 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                                                         $3,590,461
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                             318,442
Shareholders' servicing agent fees and expenses                                                                               8,599
Custodian's fees and expenses                                                                                                22,117
Trustees' fees and expenses                                                                                                     888
Professional fees                                                                                                            31,234
Shareholders' reports - printing and mailing expenses                                                                        24,147
Stock exchange listing fees                                                                                                   7,434
Investor relations expense                                                                                                   12,887
Other expenses                                                                                                                3,498
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                                                                  429,246
   Custodian fee credit                                                                                                      (4,511)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                                424,735
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                     3,165,726
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                                                                   (22,056)
Change in net unrealized appreciation (depreciation) of investments                                                        (476,728)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                                                                           (498,784)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                                               $2,666,942
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       13


                            Statement of
                                  CHANGES IN NET ASSETS (Unaudited)
                                                                                                   FOR THE PERIOD
                                                                                                     JUNE 1, 2002
                                                                             SIX MONTHS ENDED             THROUGH        YEAR ENDED
                                                                                      9/30/03      MARCH 31, 2003           5/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                            $  3,165,726         $ 5,351,959       $ 7,070,269
Net realized gain (loss) from investments                                             (22,056)         (8,696,173)       (6,247,761)
Change in net unrealized appreciation (depreciation) of investments                  (476,728)          5,950,067          (969,471)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                               2,666,942           2,605,853          (146,963)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                                         (3,197,905)         (5,458,748)       (7,506,788)
From accumulated net realized gains from investments                                       --                  --          (350,621)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                          (3,197,905)         (5,458,748)       (7,857,409)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares issued to shareholders due to
   reinvestment of distributions                                                           --                  --           158,873
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                (530,963)         (2,852,895)       (7,845,499)
Net assets at the beginning of period                                             128,105,725         130,958,620       138,804,119
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                  $127,574,762        $128,105,725      $130,958,620
====================================================================================================================================
Undistributed (Over-distribution of) net investment income at the end of period  $   (402,374)       $   (370,195)     $   (240,437)
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       14

Notes to
       FINANCIAL STATEMENTS (Unaudited)




1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Fund covered in this report and its corresponding Common share New York Stock Exchange symbol is Nuveen Select Maturities Municipal Fund (NIM) (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital by investing in a diversified, investment-grade quality portfolio of municipal obligations with intermediate characteristics having an initial average effective maturity of approximately ten years. In managing its portfolio, the Fund has purchased municipal obligations having remaining effective maturities of no more than fifteen years with respect to 80% of its total assets that, in the opinion of the Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., represent the best value in terms of the balance between yield and capital preservation currently available from the intermediate sector of the municipal market. The Adviser will actively monitor the effective maturities of the Fund's investments in response to prevailing market conditions, and will adjust its portfolio consistent with its investment policy of maintaining an average effective remaining maturity of twelve years or less.

On February 20, 2003, the Board of Trustees of the Fund approved a change in the Fund's fiscal year end from May 31 to March 31.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Fund, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At September 30, 2003, the Fund had no such outstanding purchase commitments.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Derivative Financial Instruments

The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the six months ended September 30, 2003.

Custodian Fee Credit

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

There were no share transactions during the six months ended September 30, 2003. There were no share transactions during the period June 1, 2002 through March 31, 2003. During the fiscal year ended May 31, 2002, 14,191 shares were issued to shareholders due to reinvestment of distributions.

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended September 30, 2003, aggregated $12,424,096 and $8,863,561, respectively.

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2003, the cost of investments owned was $118,502,995.

The net unrealized appreciation of investments at September 30, 2003, aggregated $4,881,546 of which $6,183,553 related to appreciated securities and $1,302,007 related to depreciated securities.

The tax components of undistributed net investment income and net realized gains at March 31, 2003, the Fund's last fiscal year end, were as follows:

--------------------------------------------------------------------------------
Undistributed net tax-exempt income                                      $76,094
Undistributed net ordinary income *                                       19,776
Undistributed net long-term capital gains                                     --
================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended March 31, 2003 and May 31, 2002, was designated for purposes of the dividends paid deduction as follows:

2003
--------------------------------------------------------------------------------
Distributions from net tax-exempt income                              $5,478,580
Distributions from net ordinary income *                                   4,958
Distributions from net long-term capital gains                                --
================================================================================


2002
--------------------------------------------------------------------------------
Distributions from net tax-exempt income                              $7,586,610
Distributions from net ordinary income *                                 349,903
Distributions from net long-term capital gains                                --
================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At March 31, 2003, the Fund's last fiscal year end, the Fund had unused capital loss carryforwards of $6,538,308 available to be applied against future capital gains, if any. If not applied, $14,922 of the carryforward will expire in the year 2010 and $6,523,386 will expire in 2011.

At March 31, 2003, the Fund's last fiscal year end, the Fund elected to defer net realized losses from investments incurred from November 1, 2002 through March 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. The post-October losses of $8,692,592 are treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Fund's investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                                         MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .5000%
For the next $125 million                                                 .4875
For the next $250 million                                                 .4750
For the next $500 million                                                 .4625
For the next $1 billion                                                   .4500
For net assets over $2 billion                                            .4375
================================================================================


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates.

6. INVESTMENT COMPOSITION

At September 30, 2003, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

--------------------------------------------------------------------------------
Consumer Staples                                                              7%
Education and Civic Organizations                                             5
Healthcare                                                                   20
Housing/Multifamily                                                           6
Housing/Single Family                                                         4
Long-Term Care                                                                8
Materials                                                                     4
Tax Obligation/General                                                        6
Tax Obligation/Limited                                                        6
Transportation                                                                5
U.S. Guaranteed                                                               8
Utilities                                                                    20
Other                                                                         1
--------------------------------------------------------------------------------
                                                                            100%
================================================================================


In addition, 31% of the total investments owned by the Fund are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default. Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Fund's shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of the Fund.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO SHAREHOLDERS

The Fund declared a dividend distribution of $.0425 per share from its tax-exempt net investment income which was paid on November 3, 2003, to shareholders of record on October 15, 2003.


                                Financial
                                      HIGHLIGHTS (Unaudited)

Selected data for a share outstanding throughout each period:
                                        Investment Operations                    Less Distributions
                              ------------------------------------    ----------------------------------
                                                     Net
                                               Realized/
                   Beginning         Net      Unrealized                     Net                              Ending        Ending
                   Net Asset  Investment      Investment              Investment      Capital              Net Asset        Market
                       Value      Income     Gain (Loss)     Total        Income        Gains      Total       Value         Value
----------------------------------------------------------------------------------------------------------------------------------
        2004(a)       $10.34        $.26          $(.05)      $.21        $(.26)        $  --     $(.26)      $10.29      $10.0000
        2003(b)        10.57         .43           (.22)       .21         (.44)           --      (.44)       10.34        9.8500
        2002(c)        11.21         .57           (.57)        --         (.61)         (.03)     (.64)       10.57       10.4500
        2001(c)        11.16         .62            .06        .68         (.63)           --      (.63)       11.21       10.8700
        2000(c)        11.84         .63           (.59)       .04         (.62)         (.10)     (.72)       11.16       10.1875
        1999(c)        11.95         .61           (.07)       .54         (.61)         (.04)     (.65)       11.84       11.5625
        1998(c)        11.70         .61            .29        .90         (.61)         (.04)     (.65)       11.95       11.4375
==================================================================================================================================
                      Total Returns                                           Ratios/Supplemental Data
                 -----------------------       ------------------------------------------------------------------------------------
                                                                   Before Credit                After Credit**
                                                           ---------------------------   -----------------------------
                                                                          Ratio of Net                    Ratio of Net
                                                              Ratio of      Investment      Ratio of        Investment
                 Based on       Based on           Ending  Expenses to       Income to   Expenses to         Income to    Portfolio
                   Market      Net Asset       Net Assets      Average         Average       Average           Average     Turnover
                    Value+         Value+           (000)   Net Assets      Net Assets    Net Assets        Net Assets         Rate
-----------------------------------------------------------------------------------------------------------------------------------
        2004(a)      4.15%          2.04%        $127,575         .67%*         4.95%*          .66%*             4.95%*          7%
        2003(b)     (1.48)          2.03          128,106         .65*          4.95*           .65*              4.96*           6
        2002(c)      1.87           (.06)         130,959         .69           5.23            .68               5.23           48
        2001(c)     13.15           6.19          138,804         .64           5.50            .61               5.53           35
        2000(c)     (5.48)           .43          138,149         .61           5.48            .61               5.49            6
        1999(c)      6.87           4.64          146,630         .63           5.14            .62               5.15           31
        1998(c)     12.60           7.85          147,842         .65           5.17            .65               5.17           13
===================================================================================================================================

*    Annualized.
**   After custodian fee credit, where applicable.
+    Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.
(a)  For the six months ended September 30, 2003.
(b)  For the period June 1, 2002 through March 31, 2003.
(c)  For the year ended May 31.

                                 See accompanying notes to financial statements.


                                  18-19 SPREAD

Build Your Wealth
    AUTOMATICALLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
   INFORMATION

BOARD OF TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
Anne E. Impellizzeri
William K. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Washington

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
This Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended September 30, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
            FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com


                                                                     ESA-A-0903D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Select Maturities Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: December 9, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: December 9, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: December 9, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.